Financial Instruments (Details) - Schedule of Consolidated Entity’s Interest-Bearing Financial Instruments - AUD ($)		Jun. 30, 2023	Jun. 30, 2022
Fixed Rate Instruments [Member]
Fixed rate instruments
Financial assets	[1]	$ 806,940	$ 803,072
Financial liabilities		(1,803,436)	(1,161,384)
Financial assets and liabilities		(996,496)	(358,312)
Variable Rate Instruments [Member]
Variable rate instruments
Financial assets		$ 2,104,584	$ 6,011,368

[1]	Whilst the consolidated entity has fully impaired the Loan Receivable from Bearn LLC as at 30 June 2023 and 2022, it continues to accrue interest on this financial asset. The interest portion of this loan receivable has been fully impaired. See Note 24.